BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
SUMMARY OF ASSETS ACQUIRED AND LIABILITIES ASSUMED

The following table summarizes the carry value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of ASL.

Carry Value
ASSETS
Current assets
Cash	$1,206,493
Other receivables	33,210
Other receivables - related parties	219,121
Inventories	616,880
Prepaid taxes	1,206,821
Prepayments and other assets	318,267
Total current assets	3,600,792

Other assets
Property and equipment, net	325,648
Intangible assets, net	6,686
Deferred taxes asset, net	172,250
Total other assets	504,584

Total assets	$4,105,376

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable - related party	$491,628
Customer deposits	1,600,606
Other payables and accrued liabilities	209,096
Total current liabilities	2,301,330

Total liabilities	$2,301,330

Total net assets acquired	$1,804,046

SCHEDULE OF PRO FORMA BUSINESS COMBINATION

For the year ended December 31, 2020

Revenue	$4,693,873
Cost of revenue	(875,708)
Gross profit	3,818,165
Total operating expenses	(3,839,184)
Loss from operations	(21,019)
Other income (expense), net	267,633
Income before income taxes	246,614
Provision for income taxes	(212,414)
Net income	$34,200
Net income per common share - basic and diluted	$0.00
Weighted average number of common shares outstanding - basic and diluted	376,452,047